Average Annual Total Returns - Inflation Protection Portfolio	Inflation Protectiion Portfolio 1 Yr	Inflation Protectiion Portfolio 5 Yr	Inflation Protectiion Portfolio 10 Yr	Bloomberg Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Inflation Protected Bonds Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Inflation Protected Bonds Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Inflation Protected Bonds Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	9.57%	4.75%	3.43%	10.99%	5.08%	3.81%	10.26%	4.90%	3.46%